CONSOLIDATED BALANCE SHEETS	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 529,518,517	$ 76,266,530	¥ 2,610,088,382
Restricted cash	257,059,302	37,024,241	206,944,000
Accounts receivable, net of allowance for doubtful accounts of RMB7,611,244 and RMB9,159,321 as of December 31, 2015 and 2016, respectively	213,011,929	30,680,099	179,551,576
Receivables due from a related party	1,755,889	252,901	7,367,255
Prepaid expenses and other current assets	727,787,345	104,823,181	377,844,970
Short-term loans receivable	50,000,000	7,201,498
Vehicles held for sale	160,732,289	23,150,264	45,467,038
Deferred tax assets, current	1,839,973	265,011
Total current assets	1,941,705,244	279,663,725	3,427,263,221
Property and equipment, net	5,723,569,175	824,365,429	4,096,617,720
Intangible assets	64,101,470	9,232,532	45,367,164
Vehicle purchase deposits	420,922,908	60,625,509	216,727,900
Deferred tax assets, non-current	649,675	93,573
Other non-current assets	10,010,628	1,441,831	14,943,879
Total assets	8,160,959,100	1,175,422,599	7,800,919,884
Current liabilities:
Accounts payable	179,877,847	25,907,799	785,898,613
Payables due to a related party	16,083,610	2,316,522	10,753,914
Accrued expenses and other current liabilities	268,491,387	38,670,805	192,988,964
Income tax payable	5,436,989	783,089	89,220,792
Short-term debt	926,219,333	133,403,332	803,131,683
Total current liabilities	1,396,109,166	201,081,547	1,881,993,966
Long-term debt due to third parties	2,667,822,989	384,246,433	1,669,452,640
Long-term debt due to a related party	100,000,000	14,402,996	300,000,000
Deferred tax liabilities, non-current	1,061,542	152,894
Other non-current liabilities	4,835,862	696,508	1,400,000
Total liabilities	4,169,829,559	600,580,378	3,852,846,606
Commitments and contingencies (Note 21)
Shareholders' equity:
Common shares, US$0.001 par value, 500,000,000 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized; 137,133,413 (including 64,123,625 Class A and 73,009,788 Class B) and 138,860,287 (including 67,547,921 Class A and 71,312,366 Class B) shares issued and outstanding as of December 31, 2015 and December 31, 2016, respectively	878,463	126,525	867,001
Additional paid-in capital	4,474,702,198	644,491,171	4,433,439,156
Accumulated other comprehensive income	43,201,465	6,222,305	74,554,822
Accumulated deficit	(527,652,585)	(75,997,780)	(560,787,701)
Total shareholders' equity	3,991,129,541	574,842,221	3,948,073,278
Total liabilities and shareholders' equity	¥ 8,160,959,100	$ 1,175,422,599	¥ 7,800,919,884